Business Combinations - Schedule of Acquired Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 30, 2021	Sep. 17, 2021	Dec. 31, 2020	May 31, 2019	Feb. 07, 2019
Assets:
Goodwill	$ 17,685			$ 9,260
ZFS Creston
Assets:
Cash and cash equivalents		$ 56
Accounts receivable		10,729
Inventories		18,209
Prepaid expenses and other current assets		3,627
Property and equipment		60,000
Right of use asset		853
Other assets		2,000
Identified intangible assets		11,000
Goodwill		6,045
Total assets acquired		112,519
Liabilities:
Accounts payable		4,661
Lease liability		853
Accrued expenses and other liabilities		4,940
Total liabilities assumed		10,454
Total purchase price		$ 102,065
Rose Acre Farms
Assets:
Inventories			$ 3,932
Property and equipment			7,875
Right of use asset			785
Identified intangible assets			380
Goodwill			2,380
Total assets acquired			15,352
Liabilities:
Lease liability			785
Total liabilities assumed			785
Total purchase price			$ 14,567
J&J
Assets:
Accounts receivable					$ 7,827
Inventories					1,814
Prepaid expenses and other current assets					612
Property and equipment					4,033
Right of use asset					1,345
Identified intangible assets					8,950
Goodwill					1,878
Total assets acquired					26,459
Liabilities:
Accounts payable					8,294
Lease liability					1,345
Accrued expenses and other liabilities					2,562
Total liabilities assumed					12,201
Total purchase price					$ 14,258
SGI
Assets:
Accounts receivable						$ 247
Inventories						70
Property and equipment						785
Right of use asset						33
IPRD						4,710
Goodwill						9,260
Total assets acquired						15,105
Liabilities:
Accounts payable						1,047
Lease liability						33
Deferred revenue						211
Total liabilities assumed						1,291
Total purchase price						$ 13,814